Related parties (Tables)	6 Months Ended
Jun. 30, 2022
Related parties
Outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel

	Outstanding balances
	June 30,	December 31,
	2023	2022
Adi Hoess	-	1
Wolfgang Fischer	-	2
Arndt Schottelius	-	3
Thomas Hecht	20	21
Mathieu Simon	9	10
Ulrich Grau	22	26
Bernhard Ehmer	12	17
Harry Welten	9	8
Annalisa Jenkins	11	11
Uta Kemmerich-Keil	17	18
Constanze Ulmer-Eilfort	5	-